THE DTE ENERGY COMPANY MASTER PLAN TRUST (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP Plans
EBP, Master Trust [Line Items]
Net Assets Available for Benefits	$ 4,068,286	$ 3,630,826
EBP Plans | Plan's Interest in Master Trust Balances
EBP, Master Trust [Line Items]
Investments, at fair value:		3,573,248
Net Assets Available for Benefits	4,008,616
EBP Plans | Plan's Interest in Master Trust Balances | Registered investment companies and other equities
EBP, Master Trust [Line Items]
Investments, at fair value:	385,424	342,446
EBP Plans | Plan's Interest in Master Trust Balances | DTE Energy common stock
EBP, Master Trust [Line Items]
Investments, at fair value:	583,339	571,040
EBP Plans | Plan's Interest in Master Trust Balances | Common/collective trusts
EBP, Master Trust [Line Items]
Investments, at fair value:	3,039,853	2,659,762
EBP Plans | Master Trust Balances
EBP, Master Trust [Line Items]
Investments, at fair value:		3,573,248
Net Assets Available for Benefits	4,008,616
EBP Plans | Master Trust Balances | Registered investment companies and other equities
EBP, Master Trust [Line Items]
Investments, at fair value:	385,424	342,446
EBP Plans | Master Trust Balances | DTE Energy common stock
EBP, Master Trust [Line Items]
Investments, at fair value:	583,339	571,040
EBP Plans | Master Trust Balances | Common/collective trusts
EBP, Master Trust [Line Items]
Investments, at fair value:	3,039,853	2,659,762
EBP 002
EBP, Master Trust [Line Items]
Net Assets Available for Benefits	2,615,135	2,333,908
EBP 002 | Plan's Interest in Master Trust Balances
EBP, Master Trust [Line Items]
Investments, at fair value:		2,306,894
Net Assets Available for Benefits	2,587,738
EBP 002 | Plan's Interest in Master Trust Balances | Registered investment companies and other equities
EBP, Master Trust [Line Items]
Investments, at fair value:	270,040	241,228
EBP 002 | Plan's Interest in Master Trust Balances | DTE Energy common stock
EBP, Master Trust [Line Items]
Investments, at fair value:	318,832	309,089
EBP 002 | Plan's Interest in Master Trust Balances | Common/collective trusts
EBP, Master Trust [Line Items]
Investments, at fair value:	1,998,866	1,756,577
EBP 003
EBP, Master Trust [Line Items]
Net Assets Available for Benefits	1,065,819	963,271
EBP 003 | Plan's Interest in Master Trust Balances
EBP, Master Trust [Line Items]
Investments, at fair value:		939,261
Net Assets Available for Benefits	1,040,458
EBP 003 | Plan's Interest in Master Trust Balances | Registered investment companies and other equities
EBP, Master Trust [Line Items]
Investments, at fair value:	84,178	73,397
EBP 003 | Plan's Interest in Master Trust Balances | DTE Energy common stock
EBP, Master Trust [Line Items]
Investments, at fair value:	205,896	207,768
EBP 003 | Plan's Interest in Master Trust Balances | Common/collective trusts
EBP, Master Trust [Line Items]
Investments, at fair value:	750,384	658,096
EBP 004
EBP, Master Trust [Line Items]
Net Assets Available for Benefits	266,814	228,963
EBP 004 | Plan's Interest in Master Trust Balances
EBP, Master Trust [Line Items]
Investments, at fair value:		224,567
Net Assets Available for Benefits	262,152
EBP 004 | Plan's Interest in Master Trust Balances | Registered investment companies and other equities
EBP, Master Trust [Line Items]
Investments, at fair value:	19,822	17,973
EBP 004 | Plan's Interest in Master Trust Balances | DTE Energy common stock
EBP, Master Trust [Line Items]
Investments, at fair value:	36,072	33,714
EBP 004 | Plan's Interest in Master Trust Balances | Common/collective trusts
EBP, Master Trust [Line Items]
Investments, at fair value:	206,258	172,880
EBP 006
EBP, Master Trust [Line Items]
Net Assets Available for Benefits	120,518	104,684
EBP 006 | Plan's Interest in Master Trust Balances
EBP, Master Trust [Line Items]
Investments, at fair value:		102,526
Net Assets Available for Benefits	118,268
EBP 006 | Plan's Interest in Master Trust Balances | Registered investment companies and other equities
EBP, Master Trust [Line Items]
Investments, at fair value:	11,384	9,848
EBP 006 | Plan's Interest in Master Trust Balances | DTE Energy common stock
EBP, Master Trust [Line Items]
Investments, at fair value:	22,539	20,469
EBP 006 | Plan's Interest in Master Trust Balances | Common/collective trusts
EBP, Master Trust [Line Items]
Investments, at fair value:	$ 84,345	$ 72,209